Divestitures	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Divestitures
25.	Divestitures

(1)	Small- and medium-sized TFT LCD business

In March 2012, Sony sold the small- and medium-sized TFT LCD business, which was included in the Devices segment, to Japan Display Inc. (“JDI”). In connection with the sale, Sony transferred legal ownership of a certain subsidiary within the former small-and medium-sized TFT LCD business to JDI during the fiscal year ended March 31, 2013. During the fiscal year ended March 31, 2012, Sony recorded an impairment loss of 19,187 million yen in other operating (income) expense, net in the consolidated statements of income, as the disposal group was classified as held for sale and recorded at the lesser of carrying value or fair value. Following the sale, Sony purchased an equity interest in JDI which Sony initially accounted for under the cost method. In March 2014, JDI completed an initial public offering and Sony sold a portion of its shares. The remaining shares were reclassified as available-for-sale equity securities following the initial public offering.

(2)	S-LCD Corporation

In the fiscal year ended March 31, 2012, Sony sold all of its shares of S-LCD, the LCD panel manufacturing joint venture. Refer to Note 5.

(3)	Chemical products related business

On September 28, 2012, Sony sold the chemical products related business, which was included in the Devices segment, to the Development Bank of Japan (“DBJ”). As a result of the transaction, the transfer of Sony’s domestic and overseas operations of the chemical products related business, including all shares in Sony Chemical & Information Device Corporation, to DBJ has been completed. The sale resulted in net cash proceeds of 52,756 million yen, and a gain of 9,050 million yen, recorded in other operating (income) expense, net in the consolidated statements of income, for the fiscal year ended March 31, 2013.

(4)	Gracenote

On January 31, 2014, Sony sold all the shares of Gracenote, Inc., a wholly-owned subsidiary within All Other, to the Tribune Company for 170 million U.S. dollars subject to certain adjustments. The sale resulted in net cash proceeds of 156 million U.S. dollars and a gain of 54 million U.S. dollars, recorded within other operating (income) expense, net in the consolidated statements of income.

(5)	PC business

On February 6, 2014, Sony announced an updated strategic plan to concentrate the mobile business on smartphones and tablets and ultimately exit the PC business, which is included in the MP&C segment, following continued challenges in the PC market. As a result, Sony recorded an impairment loss of 12,817 million yen for long-lived assets in the fiscal year ended March 31, 2014, based on the present value of estimated net cash flows. Additionally, for the fiscal year ended March 31, 2014, Sony recorded charges of 8,019 million yen in cost of sales in the consolidated statements of income for expenses to compensate suppliers for unused components reflecting the termination of future manufacturing and charges of 7,278 million yen primarily for employee termination benefits which are included in selling, general and administrative expenses in the consolidated statements of income. These incremental costs directly resulted from Sony’s decision to exit the PC business and were recorded as restructuring charges. Sony also recorded charges of 17,391 million yen for the fiscal year ended March 31, 2014, primarily for the write-down of excess components in inventory which are included in cost of sales in the consolidated statements of income. In All Other, Sony recorded restructuring charges of 12,819 million yen primarily in selling, general and administrative expenses in the consolidated statements of income for the fiscal year ended March 31, 2014 relating to a reduction in the scale of sales companies resulting from Sony’s decision to exit the PC business.

Also, on February 6, 2014, Sony and Japan Industrial Partners, Inc. (“JIP”) entered into a memorandum of understanding to sell Sony’s PC business to a new company to be established by JIP. As of March 31, 2014, the corresponding assets and liabilities were not classified as held for sale because significant terms and conditions were still under negotiation.